Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Business Interests Into Reportable Segments

The Company classifies its business interests into reportable segments which are Trxade, Community and Other.

Six Months Ended June 30, 2019	Trxade, Inc.	Community Specialty Pharmacy, LLC	Other	Total
Revenue	$2,182,668	$892,357	$353,910	$3,428,935
Segment Assets	$1,401,724	$224,863	$2,051,478	$3,678,065
Segment Profit/Loss	$1,166,543	$(61,628)	$(921,705)	$183,210

Year Ended December 31, 2018	Trxade, Inc.	Community Specialty Pharmacy, LLC	Other
Revenue	$3,407,822	$395,418	$28,538
Gross Profit	$3,407,822	$(34,971)	$9,878
Segment Assets	$822,412	$112,123	$1,293,052
Segment Profit/Loss	$1,371,615	$(116,588)	$(1,245,989)